Trade and other receivables - Summary of Movement on Deferred Costs (Detail) £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	£ 689
Additions	568
Amortisation	(537)
Impairment	(33)
Other	(6)
Ending balance	681
Deferred connection costs
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	31
Additions	10
Amortisation	(9)
Impairment	(1)
Other	1
Ending balance	32
Deferred contract acquisition costs - commissions
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	86
Additions	86
Amortisation	(75)
Impairment	(4)
Other	1
Ending balance	94
Deferred contract acquisition costs - dealer incentives
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	432
Additions	451
Amortisation	(426)
Impairment	(7)
Other	(1)
Ending balance	449
Transition and transformation
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	140
Additions	21
Amortisation	(27)
Impairment	(21)
Other	(7)
Ending balance	£ 106